Performance Management	Dec. 31, 2025
Schwab Municipal Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The Bloomberg Municipal Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the ICE AMT-Free Core U.S. National Municipal Index. The fund does not seek to track the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Performance Additional Market Index [Text]	The fund generally invests in securities that are included in the ICE AMT-Free Core U.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 7.25% Q4 2023
Worst Quarter: (3.65%) Q3 2023

Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Schwab Municipal Bond ETF		12 Months Ended	39 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg Municipal Bond Index
Bloomberg Municipal Bond Index | Average Annual Return, Percent		4.25%	4.61%	[1]
Bloomberg Municipal Bond Index | Performance Inception Date			Oct. 12, 2022
ICE AMT-Free Core U.S. National Municipal Index | Average Annual Return, Label [Optional Text]	ICE AMT-Free Core U.S. National Municipal Index
ICE AMT-Free Core U.S. National Municipal Index | Average Annual Return, Percent		3.73%	4.28%	[1]
ICE AMT-Free Core U.S. National Municipal Index | Performance Inception Date			Oct. 12, 2022
Schwab Municipal Bond ETF | Average Annual Return, Label [Optional Text]	Before taxes
Schwab Municipal Bond ETF | Average Annual Return, Percent		3.70%	4.23%	[1]
Schwab Municipal Bond ETF | Performance Inception Date			Oct. 12, 2022
Schwab Municipal Bond ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	After taxes on distributions
Schwab Municipal Bond ETF | After Taxes on Distributions | Average Annual Return, Percent		3.70%	4.23%	[1]
Schwab Municipal Bond ETF | After Taxes on Distributions | Performance Inception Date			Oct. 12, 2022
Schwab Municipal Bond ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	After taxes on distributions andsale of shares
Schwab Municipal Bond ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		3.59%	4.03%	[1]
Schwab Municipal Bond ETF | After Taxes on Distributions and Sales | Performance Inception Date			Oct. 12, 2022
[1]	Since inception October 12, 2022.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Municipal Bond ETF | Schwab Municipal Bond ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	7.25%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(3.65%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects nodeduction for fees, expenses, or taxes
Schwab 1-5 Year Corporate Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US 1-5 Year Corporate Bond Index. The fund does not seek to track the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Performance Additional Market Index [Text]	The fund generally invests in securities that are included in the Bloomberg US 1-5 Year Corporate Bond Index.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 5.31% Q2 2020
Worst Quarter: (3.72%) Q1 2022

Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Schwab 1-5 Year Corporate Bond ETF		12 Months Ended	60 Months Ended	75 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Bond Index
Bloomberg US Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	0.84%	[1]
Bloomberg US Aggregate Bond Index | Performance Inception Date				Oct. 10, 2019
Bloomberg US 1-5 Year Corporate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg US 1-5 Year Corporate Bond Index
Bloomberg US 1-5 Year Corporate Bond Index | Average Annual Return, Percent		6.81%	2.26%	2.77%	[1]
Bloomberg US 1-5 Year Corporate Bond Index | Performance Inception Date				Oct. 10, 2019
Schwab 1-5 Year Corporate Bond ETF | Average Annual Return, Label [Optional Text]	Before taxes
Schwab 1-5 Year Corporate Bond ETF | Average Annual Return, Percent		6.77%	2.20%	2.70%	[1]
Schwab 1-5 Year Corporate Bond ETF | Performance Inception Date				Oct. 10, 2019
Schwab 1-5 Year Corporate Bond ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	After taxes on distributions
Schwab 1-5 Year Corporate Bond ETF | After Taxes on Distributions | Average Annual Return, Percent		4.86%	1.04%	1.56%	[1]
Schwab 1-5 Year Corporate Bond ETF | After Taxes on Distributions | Performance Inception Date				Oct. 10, 2019
Schwab 1-5 Year Corporate Bond ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	After taxes on distributions andsale of shares
Schwab 1-5 Year Corporate Bond ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		3.98%	1.17%	1.57%	[1]
Schwab 1-5 Year Corporate Bond ETF | After Taxes on Distributions and Sales | Performance Inception Date				Oct. 10, 2019
[1]	Since inception October 10, 2019.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab 1-5 Year Corporate Bond ETF | Schwab 1-5 Year Corporate Bond ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	5.31%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(3.72%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects nodeduction for fees, expenses, or taxes
Schwab 5-10 Year Corporate Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US 5-10 Year Corporate Bond Index. The fund does not seek to track the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Performance Additional Market Index [Text]	The fund generally invests in securities that are included in the Bloomberg US 5-10 Year Corporate Bond Index.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 9.74% Q2 2020
Worst Quarter: (6.96%) Q1 2022

Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Schwab 5-10 Year Corporate Bond ETF		12 Months Ended	60 Months Ended	75 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Bond Index
Bloomberg US Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	0.84%	[1]
Bloomberg US Aggregate Bond Index | Performance Inception Date				Oct. 10, 2019
Barclays US 5-10 Year Corporate Bond Index | Average Annual Return, Label [Optional Text]	Barclays US 5-10 Year Corporate Bond Index
Barclays US 5-10 Year Corporate Bond Index | Average Annual Return, Percent		9.58%	0.86%	2.33%	[1]
Barclays US 5-10 Year Corporate Bond Index | Performance Inception Date				Oct. 10, 2019
Schwab 5-10 Year Corporate Bond ETF | Average Annual Return, Label [Optional Text]	Before taxes
Schwab 5-10 Year Corporate Bond ETF | Average Annual Return, Percent		9.42%	0.77%	2.25%	[1]
Schwab 5-10 Year Corporate Bond ETF | Performance Inception Date				Oct. 10, 2019
Schwab 5-10 Year Corporate Bond ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	After taxes on distributions
Schwab 5-10 Year Corporate Bond ETF | After Taxes on Distributions | Average Annual Return, Percent		7.19%	(0.81%)	0.77%	[1]
Schwab 5-10 Year Corporate Bond ETF | After Taxes on Distributions | Performance Inception Date				Oct. 10, 2019
Schwab 5-10 Year Corporate Bond ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	After taxes on distributions andsale of shares
Schwab 5-10 Year Corporate Bond ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		5.53%	(0.12%)	1.07%	[1]
Schwab 5-10 Year Corporate Bond ETF | After Taxes on Distributions and Sales | Performance Inception Date				Oct. 10, 2019
[1]	Since inception October 10, 2019.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab 5-10 Year Corporate Bond ETF | Schwab 5-10 Year Corporate Bond ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	9.74%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(6.96%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects nodeduction for fees, expenses, or taxes
Schwab U.S. Aggregate Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 6.70% Q4 2023
Worst Quarter: (5.85%) Q1 2022

Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Schwab U.S. Aggregate Bond ETF		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Bond Index
Bloomberg US Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Schwab U.S. Aggregate Bond ETF | Average Annual Return, Label [Optional Text]	Before taxes
Schwab U.S. Aggregate Bond ETF | Average Annual Return, Percent		7.19%	(0.44%)	1.93%
Schwab U.S. Aggregate Bond ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	After taxes on distributions
Schwab U.S. Aggregate Bond ETF | After Taxes on Distributions | Average Annual Return, Percent		5.42%	(1.73%)	0.73%
Schwab U.S. Aggregate Bond ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	After taxes on distributions andsale of shares
Schwab U.S. Aggregate Bond ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		4.23%	(0.89%)	0.96%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab U.S. Aggregate Bond ETF | Schwab U.S. Aggregate Bond ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	6.70%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(5.85%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects nodeduction for fees, expenses, or taxes
Schwab U.S. TIPS ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L). The fund does not seek to track the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Performance Additional Market Index [Text]	The fund generally invests in securities that are included in the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L).
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 4.54% Q4 2023
Worst Quarter: (6.08%) Q2 2022

Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Schwab U.S. TIPS ETF		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Bond Index
Bloomberg US Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L) | Average Annual Return, Label [Optional Text]	Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L) | Average Annual Return, Percent		7.01%	1.12%	3.08%
Schwab U.S. TIPS ETF | Average Annual Return, Label [Optional Text]	Before taxes
Schwab U.S. TIPS ETF | Average Annual Return, Percent		6.85%	1.05%	3.02%
Schwab U.S. TIPS ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	After taxes on distributions
Schwab U.S. TIPS ETF | After Taxes on Distributions | Average Annual Return, Percent		5.11%	(0.67%)	1.76%
Schwab U.S. TIPS ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	After taxes on distributions andsale of shares
Schwab U.S. TIPS ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		4.04%	0.07%	1.78%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab U.S. TIPS ETF | Schwab U.S. TIPS ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	4.54%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(6.08%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects nodeduction for fees, expenses, or taxes
Schwab Short-Term U.S. Treasury ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Treasury 1-3 Year Index. The fund does not seek to track the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Performance Additional Market Index [Text]	The fund generally invests in securities that are included in the Bloomberg US Treasury 1-3 Year Index.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 2.89% Q3 2024
Worst Quarter: (2.49%) Q1 2022

Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Schwab Short-Term U.S. Treasury ETF		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Bond Index
Bloomberg US Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Bloomberg US Treasury 1-3 Year Index | Average Annual Return, Label [Optional Text]	Bloomberg US Treasury 1-3 Year Index
Bloomberg US Treasury 1-3 Year Index | Average Annual Return, Percent		5.17%	1.75%	1.83%
Schwab Short-Term U.S. Treasury ETF | Average Annual Return, Label [Optional Text]	Before taxes
Schwab Short-Term U.S. Treasury ETF | Average Annual Return, Percent		5.10%	1.72%	1.78%
Schwab Short-Term U.S. Treasury ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	After taxes on distributions
Schwab Short-Term U.S. Treasury ETF | After Taxes on Distributions | Average Annual Return, Percent		3.41%	0.58%	0.90%
Schwab Short-Term U.S. Treasury ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	After taxes on distributions andsale of shares
Schwab Short-Term U.S. Treasury ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		3.02%	0.81%	0.98%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Short-Term U.S. Treasury ETF | Schwab Short-Term U.S. Treasury ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	2.89%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(2.49%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects nodeduction for fees, expenses, or taxes
Schwab Intermediate-Term U.S. Treasury ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Treasury 3-10 Year Index. The fund does not seek to track the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Performance Additional Market Index [Text]	The fund generally invests in securities that are included in the Bloomberg US Treasury 3-10 Year Index.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 7.15% Q1 2020
Worst Quarter: (5.36%) Q1 2022

Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Schwab Intermediate-Term U.S. Treasury ETF		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Bond Index
Bloomberg US Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Bloomberg US Treasury 3-10 Year Index | Average Annual Return, Label [Optional Text]	Bloomberg US Treasury 3-10 Year Index
Bloomberg US Treasury 3-10 Year Index | Average Annual Return, Percent		7.51%	(0.19%)	1.70%
Schwab Intermediate-Term U.S. Treasury ETF | Average Annual Return, Label [Optional Text]	Before taxes
Schwab Intermediate-Term U.S. Treasury ETF | Average Annual Return, Percent		7.37%	(0.24%)	1.64%
Schwab Intermediate-Term U.S. Treasury ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	After taxes on distributions
Schwab Intermediate-Term U.S. Treasury ETF | After Taxes on Distributions | Average Annual Return, Percent		5.69%	(1.35%)	0.69%
Schwab Intermediate-Term U.S. Treasury ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	After taxes on distributions andsale of shares
Schwab Intermediate-Term U.S. Treasury ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		4.34%	(0.66%)	0.84%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Intermediate-Term U.S. Treasury ETF | Schwab Intermediate-Term U.S. Treasury ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	7.15%
Highest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(5.36%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects nodeduction for fees, expenses, or taxes
Schwab Long-Term U.S. Treasury ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Long Treasury Index. The fund does not seek to track the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Performance Additional Market Index [Text]	The fund generally invests in securities that are included in the Bloomberg US Long Treasury Index.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 21.46% Q1 2020
Worst Quarter: (13.51%) Q1 2021

Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance [Table]
Average Annual Total Returns - Schwab Long-Term U.S. Treasury ETF		12 Months Ended	60 Months Ended	75 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Bond Index
Bloomberg US Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	0.84%	[1]
Bloomberg US Aggregate Bond Index | Performance Inception Date				Oct. 10, 2019
Bloomberg US Long Treasury Index | Average Annual Return, Label [Optional Text]	Bloomberg US Long Treasury Index
Bloomberg US Long Treasury Index | Average Annual Return, Percent		5.59%	(7.23%)	(4.13%)	[1]
Bloomberg US Long Treasury Index | Performance Inception Date				Oct. 10, 2019
Schwab Long-Term U.S. Treasury ETF | Average Annual Return, Label [Optional Text]	Before taxes
Schwab Long-Term U.S. Treasury ETF | Average Annual Return, Percent		5.33%	(7.32%)	(4.21%)	[1]
Schwab Long-Term U.S. Treasury ETF | Performance Inception Date				Oct. 10, 2019
Schwab Long-Term U.S. Treasury ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	After taxes on distributions
Schwab Long-Term U.S. Treasury ETF | After Taxes on Distributions | Average Annual Return, Percent		3.42%	(8.59%)	(5.38%)	[1]
Schwab Long-Term U.S. Treasury ETF | After Taxes on Distributions | Performance Inception Date				Oct. 10, 2019
Schwab Long-Term U.S. Treasury ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	After taxes on distributions andsale of shares
Schwab Long-Term U.S. Treasury ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		3.14%	(5.82%)	(3.54%)	[1]
Schwab Long-Term U.S. Treasury ETF | After Taxes on Distributions and Sales | Performance Inception Date				Oct. 10, 2019
[1]	Since inception October 10, 2019.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Long-Term U.S. Treasury ETF | Schwab Long-Term U.S. Treasury ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	21.46%
Highest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(13.51%)
Lowest Quarterly Return, Date	Mar. 31, 2021
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects nodeduction for fees, expenses, or taxes
Schwab Ultra-Short Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 1.17% Q1 2025
Worst Quarter: 1.09% Q4 2025

Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns - Schwab Ultra-Short Income ETF		12 Months Ended	17 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Bond Index
Bloomberg US Aggregate Bond Index | Average Annual Return, Percent		7.30%	4.24%	[1]
Bloomberg US Aggregate Bond Index | Performance Inception Date			Aug. 13, 2024
ICE BofA US 3-Month Treasury Bill Index | Average Annual Return, Label [Optional Text]	ICE BofA US 3-Month Treasury Bill Index
ICE BofA US 3-Month Treasury Bill Index | Average Annual Return, Percent		4.18%	4.42%	[1]
ICE BofA US 3-Month Treasury Bill Index | Performance Inception Date			Aug. 13, 2024
Schwab Ultra-Short Income ETF | Average Annual Return, Label [Optional Text]	Before taxes
Schwab Ultra-Short Income ETF | Average Annual Return, Percent		4.64%	4.78%	[1]
Schwab Ultra-Short Income ETF | Performance Inception Date			Aug. 13, 2024
Schwab Ultra-Short Income ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	After taxes on distributions
Schwab Ultra-Short Income ETF | After Taxes on Distributions | Average Annual Return, Percent		2.87%	3.01%	[1]
Schwab Ultra-Short Income ETF | After Taxes on Distributions | Performance Inception Date			Aug. 13, 2024
Schwab Ultra-Short Income ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	After taxes on distributions andsale of shares
Schwab Ultra-Short Income ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		2.72%	2.89%	[1]
Schwab Ultra-Short Income ETF | After Taxes on Distributions and Sales | Performance Inception Date			Aug. 13, 2024
[1]	Since inception August 13, 2024.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Ultra-Short Income ETF | Schwab Ultra-Short Income ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	1.17%
Highest Quarterly Return, Date	Mar. 31, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	1.09%
Lowest Quarterly Return, Date	Dec. 31, 2025
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects nodeduction for fees, expenses, or taxes
Schwab Core Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the fund has not completed a full calendar year of operations, no performance figures are given. Once the fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the fund by showing the variability of the fund’s returns and comparing the fund’s performance to one or more indices. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance One Year or Less [Text]	Because the fund has not completed a full calendar year of operations, no performance figures are given.
Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Government Money Market ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the fund has not completed a full calendar year of operations, no performance figures are given. Once the fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the fund by showing the variability of the fund’s returns and comparing the fund’s performance to one or more indices. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance One Year or Less [Text]	Because the fund has not completed a full calendar year of operations, no performance figures are given.
Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus